Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Intangible Assets	The following sets forth the intangible assets by major asset class as of December 31, 2025 and 2024:

(in thousands)	Weighted average life (in years)	2025		2024
		Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization

Amortized intangible assets:
Patent and license rights	11.65	$92,497	($53,913)	$169,436	($125,465)
Developed technology	11.36	724,266	(458,999)	646,554	(414,699)
Customer base, trademarks, and non-compete agreements	13.70	148,649	(66,069)	180,887	(152,898)
Total amortized intangible assets	11.75	$965,412	($578,981)	$996,877	($693,062)
Unamortized intangible assets:
Goodwill		$2,700,658		$2,425,418
The changes in intangible assets, net excluding goodwill for the years ended December 31, 2025 and 2024 are as follows:

(in thousands)	2025	2024

Balance at beginning of year	$303,815	$526,821
Additions	6,122	3,496
Additions from acquisitions	134,518	—
Amortization	(70,341)	(84,869)
Disposals	(4)	—
Impairments	(977)	(135,274)
Foreign currency translation adjustments	13,298	(6,359)
Balance at end of year	$386,431	$303,815

Amortization of Intangibles for the Next Five Years	Amortization of intangibles for the next five years for the years ended December 31 is expected to be approximately:

(in thousands)

2026	$67,750
2027	$62,802
2028	$59,671
2029	$31,883
2030	$23,874

Schedule of Changes in Goodwill	The changes in goodwill for the years ended December 31, 2025 and 2024 are as follows:

(in thousands)	2025	2024

Balance at beginning of year	$2,425,418	$2,475,732
Business combinations	187,931	—
Foreign currency translation adjustments	87,309	(50,314)
Balance at end of year	$2,700,658	$2,425,418